UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2017

Date of reporting period:	10/31/2016

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 139.7%
BANK LOANS(a) — 11.0%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)	4.250%	08/13/21	EUR	3,000	$3,286,405

Chemicals — 0.8%
Axalta Coating Systems US Holdings, Inc.	3.750%	02/01/20		778	782,757
MacDermid, Inc.	5.000%	06/07/23		1,333	1,343,395
MacDermid, Inc.	5.500%	06/07/20		2,945	2,967,952

					5,094,104

Commercial Services — 0.5%
Verisure Holding AB (Sweden)(b)	4.500%	10/21/22	EUR	3,000	3,342,664

Construction Machinery — 0.2%
Neff Rental LLC	7.250%	06/09/21		1,046	1,016,785

Entertainment — 0.7%
Gala Group Finance PLC (United Kingdom)	4.741%	05/25/18	GBP	4,000	4,893,979

Foods — 1.3%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	3,949	3,739,433
CEP (France)(c)	4.628%	09/30/20	EUR	4,000	4,423,953
Jacobs Douwe Egberts (Netherlands)	4.250%	07/02/22	EUR	854	936,928

					9,100,314

Gaming — 0.1%
Golden Nugget, Inc.	4.500%	11/21/19		288	290,912
Golden Nugget, Inc.	5.500%	11/21/19		672	678,795

					969,707

Healthcare-Services — 0.5%
CHS/Community Health Systems, Inc.	4.083%	12/31/18		750	732,455
Unilabs Diagnostics AB (Sweden)	4.250%	10/11/21	EUR	2,300	2,556,791

					3,289,246

Home Builders — 0.1%
Beazer Homes USA, Inc.(c)	6.750%	03/11/18		393	388,929

Media & Entertainment — 2.0%
Infinitas Learning BV (Netherlands)	5.500%	02/03/23	EUR	6,000	6,630,443
Lions Gate Entertainment Corp.(c)	5.000%	03/17/22		1,250	1,268,750
LSC Communications, Inc.(c)	7.000%	09/30/22		4,975	4,925,250
Scout24 AG (Germany)	3.500%	02/12/21	EUR	853	944,224

					13,768,667

Mining — 0.1%
Freeport-McMoRan, Inc.	3.290%	05/31/18		894	889,422

Other Industry — 0.9%
Laureate Education, Inc.	8.857%	03/17/21		1,931	1,913,979
Webhelp (France)	5.500%	03/16/23	EUR	4,000	4,435,480

					6,349,459

Packaging — 1.1%
Coveris Holdings SA (Luxembourg)	4.500%	05/08/19		1,696	1,691,402
Jost World GmbH (Germany)	5.000%	12/21/22	EUR	5,000	5,447,610

					7,139,012

Retail — 0.4%
Euro Garages (United Kingdom)	5.961%		01/30/23	GBP	2,500	2,985,425

Technology — 1.8%
BMC Software Finance, Inc.	5.000%		09/10/20		5,021	4,948,805
Dell Int’l LLC	2.854%		12/31/18		5,250	5,242,618
First Data Corp.	4.881%		03/24/21		1,212	1,218,349
Lawson Software, Inc.	3.750%		06/03/20		997	993,760

						12,403,532

TOTAL BANK LOANS (cost $78,549,678)						74,917,650

CORPORATE BONDS — 81.5%
Agriculture — 0.4%
Vector Group Ltd., Gtd. Notes	7.750%		02/15/21		2,425	2,540,188

Airlines — 1.4%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(d)	6.125%		04/29/18		9,180	9,639,000

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	5.125%		02/15/19		1,000	1,012,500
American Axle & Manufacturing, Inc., Gtd. Notes(d)	7.750%		11/15/19		3,422	3,866,860

						4,879,360

Building Materials — 1.2%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $800,000; purchased 02/18/16)(b)(e)	5.125%		02/15/21		800	840,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	8.500%		04/15/22		2,100	2,310,000
USG Corp., Sr. Unsec’d. Notes(d)	9.500%		01/15/18		4,750	5,118,125

						8,268,125

Chemicals — 1.6%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		575	635,774
Chemtura Corp., Gtd. Notes(d)	5.750%		07/15/21		1,865	1,943,097
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(b)(d)(e)	7.500%		02/15/19		6,000	5,775,000
W.R. Grace & Co., Gtd. Notes, 144A(d)	5.125%		10/01/21		2,200	2,343,000

						10,696,871

Commercial Services — 2.3%
Hertz Corp. (The), Gtd. Notes(d)	4.250%		04/01/18		3,125	3,203,125
Hertz Corp. (The), Gtd. Notes(d)	6.750%		04/15/19		836	852,896
Hertz Holdings Netherlands BV, Gtd. Notes, 144A	4.125%		10/15/21	EUR	1,400	1,598,331
Laureate Education, Inc., Gtd. Notes, 144A(d)	10.000	%(a)	09/01/19		3,900	3,607,500
Service Corp. International, Sr. Unsec’d. Notes(d)	7.625%		10/01/18		5,850	6,449,625

						15,711,477

Computers — 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(d)	5.875%		06/15/21		3,800	4,005,040
EMC Corp., Sr. Unsec’d. Notes	2.650%		06/01/20		1,665	1,619,709

						5,624,749

Distribution/Wholesale — 0.5%
VWR Funding, Inc., Gtd. Notes, RegS(d)	4.625%		04/15/22	EUR	3,000	3,400,296

Diversified Financial Services — 1.8%
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	1,025	1,071,125
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(d)	6.875%	03/15/20	1,275	1,246,312
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	625	629,688
Navient Corp., Sr. Unsec’d. Notes, MTN(d)	8.450%	06/15/18	5,675	6,137,796
OneMain Financial Holdings, Inc., Gtd. Notes, 144A (original cost $3,203,688; purchased 12/08/14-10/13/15)(b)(d)(e)	6.750%	12/15/19	3,175	3,286,125

				12,371,046

Electric — 4.7%
AES Corp. (The), Sr. Unsec’d. Notes(d)	7.375%	07/01/21	1,525	1,719,438
DPL, Inc., Sr. Unsec’d. Notes(d)	6.750%	10/01/19	4,648	4,822,300
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250%	10/15/21	1,825	1,904,844
Dynegy, Inc., Gtd. Notes(d)	6.750%	11/01/19	4,300	4,351,987
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	7,150	6,895,281
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	7.875%	06/15/17	1,750	1,435,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%	10/15/18	3,375	2,708,437
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	650	485,875
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(b)(d)	9.125%	06/30/17	1,735	1,418,568
NRG Energy, Inc., Gtd. Notes(d)	7.625%	01/15/18	5,734	6,121,045
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	168	175,560
NRG REMA LLC, Series B, Pass-Through Certificates(b)(d)	9.237%	07/02/17	193	154,097

				32,192,432

Electrical Components & Equipment — 0.2%
Anixter, Inc., Gtd. Notes(d)	5.625%	05/01/19	1,000	1,060,000

Entertainment — 7.3%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,972,708; purchased 05/21/14-12/09/15)(b)(d)(e)	9.125%	05/01/19	3,725	3,892,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(d)	5.250%	03/15/21	2,703	2,803,200
Churchill Downs, Inc., Gtd. Notes(d)	5.375%	12/15/21	2,477	2,563,695
Churchill Downs, Inc., Gtd. Notes, 144A(d)	5.375%	12/15/21	3,290	3,405,150
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.375%	11/01/18	1,120	1,163,400
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.375%	04/15/21	1,625	1,710,313
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.875%	11/01/20	4,100	4,371,625
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875%	03/15/19	3,225	3,410,437
Isle of Capri Casinos, Inc., Gtd. Notes(d)	5.875%	03/15/21	3,000	3,120,000
Isle of Capri Casinos, Inc., Gtd. Notes(d)	8.875%	06/15/20	7,775	8,231,781
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,741,313; purchased 07/30/13-08/25/15)(b)(d)(e)	5.000%	08/01/18	4,650	4,696,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	675	702,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	1,925	1,992,375
Scientific Games Corp., Gtd. Notes(d)	8.125%	09/15/18	6,550	6,599,125
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	1,300	1,069,250

				49,731,476

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,800	1,842,750
Clean Harbors, Inc., Gtd. Notes(d)	5.250%	08/01/20	950	969,000

				2,811,750

Foods — 1.4%
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(d)	9.000%		11/01/19	4,250	4,441,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes(d)	7.750%		07/01/17	1,507	1,561,629
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%		08/01/21	1,500	1,563,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	6.750%		06/01/21	2,225	2,236,125

					9,802,754

Gas — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%		11/01/23	1,175	1,177,938

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $946,844; purchased 10/26/16)(b)(e)	7.000%		02/01/21	1,025	935,313

Healthcare-Products — 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%		04/15/20	3,325	3,337,469

Healthcare-Services — 7.0%
Centene Corp., Sr. Unsec’d. Notes(d)	5.625%		02/15/21	2,875	3,015,904
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	350	282,625
CHS/Community Health Systems, Inc., Gtd. Notes(d)	8.000%		11/15/19	10,908	9,599,040
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21	2,000	2,157,500
HCA, Inc., Gtd. Notes(d)	8.000%		10/01/18	2,050	2,272,937
HCA, Inc., Sr. Sec’d. Notes(d)	3.750%		03/15/19	1,300	1,329,250
HCA, Inc., Sr. Sec’d. Notes(d)	6.500%		02/15/20	1,000	1,107,500
Kindred Healthcare, Inc., Gtd. Notes(d)	8.000%		01/15/20	5,950	5,890,500
LifePoint Health, Inc., Gtd. Notes(d)	5.500%		12/01/21	2,750	2,849,687
Select Medical Corp., Gtd. Notes(d)	6.375%		06/01/21	3,000	2,962,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21	1,450	1,544,250
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.750%		06/01/20	1,825	1,866,063
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	5.000	%(a)	03/01/19	8,675	8,412,061
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	1,100	1,078,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20	1,250	1,237,500
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22	1,600	1,643,200

					47,248,517

Holding Companies - Diversified — 0.3%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(b)(d)(e)	7.500%		08/15/19	2,100	2,047,500

Home Builders — 8.2%
Beazer Homes USA, Inc., Gtd. Notes(d)	5.750%		06/15/19	3,825	3,949,312
Beazer Homes USA, Inc., Gtd. Notes, 144A(d)	8.750%		03/15/22	2,725	2,895,313
CalAtlantic Group, Inc., Gtd. Notes(d)	8.375%		05/15/18	7,750	8,447,500
KB Home, Gtd. Notes(d)	4.750%		05/15/19	3,950	4,038,875
KB Home, Gtd. Notes(d)	7.250%		06/15/18	3,500	3,710,000
Lennar Corp., Gtd. Notes(d)	4.500%		06/15/19	3,125	3,273,437
Lennar Corp., Gtd. Notes(d)	4.500%		11/15/19	5,000	5,268,750
M/I Homes, Inc., Gtd. Notes(d)	6.750%		01/15/21	2,500	2,631,250
Meritage Homes Corp., Gtd. Notes(d)	4.500%		03/01/18	3,161	3,204,464
PulteGroup, Inc., Gtd. Notes(d)	4.250%		03/01/21	2,275	2,388,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(d)	5.250%		04/15/21	4,100	4,202,500
TRI Pointe Group, Inc., Gtd. Notes(d)	4.875%		07/01/21	2,900	2,987,000
WCI Communities, Inc., Gtd. Notes(d)	6.875%		08/15/21	5,045	5,322,475
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19	1,500	1,530,000
William Lyon Homes, Inc., Gtd. Notes(d)	8.500%		11/15/20	2,125	2,225,938

					56,075,564

Leisure Time — 1.2%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	2,100	2,126,250
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	2,275	2,309,125
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	1,650	1,765,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,617,000; purchased 04/19/16-06/09/16)(b)(e)	8.500%	10/15/22	1,750	1,767,500

				7,968,375

Lodging — 4.0%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, Sr. Sec’d. Notes(d)	8.000%	10/01/20	7,095	7,361,062
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,941,656; purchased 04/07/16-07/27/16)(b)(e)	8.500%	12/01/21	2,850	2,992,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	500	558,440
MGM Resorts International, Gtd. Notes(d)	8.625%	02/01/19	7,500	8,414,062
Station Casinos LLC, Gtd. Notes(d)	7.500%	03/01/21	4,750	4,997,086
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,773,563; purchased 03/14/16-10/20/16)(b)(e)	6.375%	06/01/21	2,825	2,838,052

				27,161,202

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes(d)	6.500%	04/01/20	2,750	2,805,000

Machinery-Diversified — 1.2%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,557,750; purchased 02/26/16)(b)(d)(e)	8.750%	12/15/19	1,675	1,750,375
CNH Industrial Capital LLC, Gtd. Notes(d)	4.375%	11/06/20	2,775	2,837,437
Zebra Technologies Corp., Sr. Unsec’d. Notes	7.250%	10/15/22	3,500	3,771,250

				8,359,062

Media — 10.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%	04/15/18	1,465	1,543,744
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	8.625%	09/15/17	7,381	7,713,145
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(d)	5.250%	09/30/22	1,800	1,874,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(d)	6.625%	01/31/22	4,885	5,092,612
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	830	807,175
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	6.375%	09/15/20	10,785	11,108,550
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	450	452,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	1,055	1,014,863
DISH DBS Corp., Gtd. Notes(d)	4.250%	04/01/18	2,355	2,410,931
DISH DBS Corp., Gtd. Notes(d)	5.125%	05/01/20	6,275	6,494,625
DISH DBS Corp., Gtd. Notes(d)	7.875%	09/01/19	1,900	2,118,500
Entercom Radio LLC, Gtd. Notes(d)	10.500%	12/01/19	5,000	5,150,000

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(d)	5.500%	04/15/21		4,385	4,516,550
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(d)	6.250%	08/01/21		2,590	2,713,025
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22		1,260	1,291,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(d)	4.500%	10/01/20		1,500	1,530,165
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21		1,500	1,550,625
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22		270	285,198
Univision Communications, Inc., Gtd. Notes, 144A (original cost $7,196,645; purchased 08/26/15-09/27/16)(b)(e)	8.500%	05/15/21		6,879	7,088,961
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $5,398,631; purchased 04/29/16-09/07/16)(b)(d)(e)	6.750%	09/15/22		5,060	5,332,228

					70,088,897

Mining — 1.9%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	6.750%	07/15/18		2,700	2,888,055
Freeport-McMoRan, Inc., Gtd. Notes(d)	2.300%	11/14/17		8,685	8,598,150
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,733,782; purchased 07/12/16-08/04/16)(d)(e)	10.750%	08/01/21		1,800	1,701,000

					13,187,205

Miscellaneous Manufacturing — 0.8%
Koppers, Inc., Gtd. Notes(d)	7.875%	12/01/19		5,160	5,237,400

Oil & Gas — 1.9%
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21		675	685,125
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(d)	10.750%	02/15/20		2,550	2,603,550
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21		1,922	1,955,635
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20		1,050	1,065,750
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		3,300	3,382,500
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21		1,072	1,080,040
WPX Energy, Inc., Sr. Unsec’d. Notes(d)	7.500%	08/01/20		1,825	1,923,094

					12,695,694

Oil & Gas Services — 0.7%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.500%	11/15/20		2,250	2,297,812
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.625%	05/01/21		1,340	1,366,800
PHI, Inc., Gtd. Notes	5.250%	03/15/19		425	409,063
SESI LLC, Gtd. Notes	6.375%	05/01/19		750	740,625

					4,814,300

Packaging & Containers — 3.1%
AEP Industries, Inc., Sr. Unsec’d. Notes(d)	8.250%	04/15/19		3,856	3,962,040
Ball Corp., Gtd. Notes	3.500%	12/15/20	EUR	1,050	1,271,630
Greif, Inc., Sr. Unsec’d. Notes(d)	6.750%	02/01/17		865	871,488
Greif, Inc., Sr. Unsec’d. Notes(d)	7.750%	08/01/19		6,550	7,344,187
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(d)	9.500%	08/15/19		3,600	3,321,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,974,219; purchased 11/04/15-02/09/16)(b)(d)(e)	6.500%	10/01/21		3,025	3,130,875
Sealed Air Corp., Gtd. Notes, 144A(d)	6.500%	12/01/20		1,260	1,439,550

					21,340,770

Pharmaceuticals — 1.7%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,413	1,413,000
NBTY, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,350,000; purchased 04/21/16)(b)(e)	7.625%	05/15/21	3,350	3,274,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.375%	03/15/20	5,375	4,649,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.375%	10/15/20	2,390	2,061,375

				11,398,375

Pipelines — 1.6%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,924,325; purchased 06/23/16)(b)(d)(e)	5.625%	04/15/20	1,910	2,003,113
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(b)(d)(e)	6.000%	01/15/19	2,850	2,949,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,173,000; purchased 08/22/16)(b)(d)(e)	6.850%	07/15/18	2,050	2,157,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(d)	6.125%	10/15/21	3,425	3,583,406

				10,693,894

Real Estate — 0.4%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	825	828,094
Realogy Group LLC /Realogy Co-issuer Corp., Gtd. Notes, 144A(d)	5.250%	12/01/21	1,725	1,813,406

				2,641,500

Real Estate Investment Trusts (REITs) — 1.1%
DuPont Fabros Technology LP, Gtd. Notes(d)	5.875%	09/15/21	2,480	2,597,800
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(d)	6.375%	02/15/22	1,475	1,530,312
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	1,150	1,184,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(d)	5.500%	02/01/21	1,900	1,980,750

				7,293,362

Retail — 1.8%
Dollar Tree, Inc., Gtd. Notes	5.250%	03/01/20	850	881,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(d)	8.625%	06/15/20	1,000	982,500
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	500	575,000
L Brands, Inc., Gtd. Notes(d)	8.500%	06/15/19	1,150	1,336,875
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	2,960	2,442,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.750%	06/01/22	3,571	3,713,840
Yum! Brands, Inc., Sr. Unsec’d. Notes(d)	3.875%	11/01/20	2,500	2,575,000

				12,507,090

Software — 2.6%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	1,500	1,492,500
Change Healthcare Holdings, Inc., Gtd. Notes(d)	11.000%	12/31/19	8,700	9,135,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	285	294,975
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $3,532,443; purchased 08/11/15-02/03/16)(b)(d)(e)	5.750%	08/15/20	3,552	3,716,280
Nuance Communications, Inc., Gtd. Notes, 144A(d)	5.375%	08/15/20	2,795	2,871,862

				17,510,617

Telecommunications — 5.5%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A (original cost $3,103,125; purchased 10/22/14)(b)(d)(e)	14.750%	12/01/16		2,500	2,518,750
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		1,650	1,687,125
CommScope, Inc., Sr. Sec’d. Notes, 144A(d)	4.375%	06/15/20		1,575	1,616,344
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.125%	10/01/18		1,500	1,631,250
Level 3 Financing, Inc., Gtd. Notes(d)	6.125%	01/15/21		4,810	4,966,325
Qwest Capital Funding, Inc., Gtd. Notes(d)	6.500%	11/15/18		4,000	4,230,000
Sprint Communications Inc, Gtd. Notes, 144A (original cost $437,000; purchased 10/18/16)(b)(e)	7.000%	03/01/20		400	435,000
Sprint Communications, Inc., Sr. Unsec’d. Notes (original cost $6,768,188; purchased 02/05/13-02/14/13)(b)(d)(e)	8.375%	08/15/17		5,850	6,091,312
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	09/20/21		2,650	2,656,625
T-Mobile USA, Inc., Gtd. Notes(d)	6.250%	04/01/21		3,733	3,886,986
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		1,251	1,271,329
T-Mobile USA, Inc., Gtd. Notes(d)	6.542%	04/28/20		1,375	1,419,688
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20		1,000	1,027,500
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22		1,000	1,045,000
West Corp., Sr. Sec’d. Notes, 144A(d)	4.750%	07/15/21		3,110	3,203,300

					37,686,534

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		1,840	1,913,600

TOTAL CORPORATE BONDS (cost $552,990,788)					554,854,702

FOREIGN BONDS — 47.2%
Argentina — 1.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.250%	04/22/19		3,000	3,180,000
Cablevision SA, Sr. Unsec’d. Notes, 144A	6.500%	06/15/21		2,286	2,377,440
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18		4,330	4,723,813
YPF SA, Sr. Unsec’d. Notes, RegS	8.875%	12/19/18		400	436,380

					10,717,633

Australia — 0.4%
Bluescope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(d)	6.500%	05/15/21		2,435	2,569,168

Barbados — 0.7%
Columbus Cable Barbados Ltd., Gtd. Notes, 144A (original cost $3,513,875; purchased 08/03/15-09/06/16)(b)(e)	7.375%	03/30/21		3,300	3,531,000
Columbus Cable Barbados Ltd., Gtd. Notes, RegS (original cost $1,075,000; purchased 06/11/15)(b)(e)	7.375%	03/30/21		1,000	1,070,000

					4,601,000

Brazil — 3.1%
Braskem Finance Ltd., Gtd. Notes, 144A	5.750%	04/15/21		3,000	3,111,600
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	1,400	1,579,059
JBS Investments GmbH, Gtd. Notes, 144A(d)	7.750%	10/28/20		5,000	5,212,500
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $1,068,500; purchased 06/10/15)(b)(e)	8.250%	02/01/20		1,000	1,027,500
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22		3,325	3,591,000
Petrobras Global Finance BV, Gtd. Notes(d)	8.375%	05/23/21		6,125	6,776,088

					21,297,747

Canada — 6.6%
BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A	6.000%		04/01/22		1,400	1,463,000
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(d)	4.750%		04/15/19		1,525	1,517,375
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(d)	7.500%		03/15/18		2,684	2,843,376
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(d)	6.500%		12/15/20		3,025	3,115,750
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875%		05/01/20		500	516,250
Concordia International Corp., Sr. Sec’d. Notes, 144A	9.000%		04/01/22		1,450	1,413,750
Cott Beverages, Inc., Gtd. Notes(d)	6.750%		01/01/20		4,500	4,674,375
Eldorado Gold Corp., Gtd. Notes, 144A	6.125%		12/15/20		745	752,450
Kinross Gold Corp., Gtd. Notes(d)	5.125%		09/01/21		2,100	2,184,000
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(d)	7.500%		11/01/20		4,675	4,967,187
Mercer International, Inc., Gtd. Notes(d)	7.000%		12/01/19		1,898	1,966,803
New Gold, Inc., Gtd. Notes, 144A	6.250%		11/15/22		1,080	1,090,800
Teck Resources Ltd., Gtd. Notes	3.000%		03/01/19		4,820	4,747,700
Teck Resources Ltd., Gtd. Notes	4.500%		01/15/21		650	653,250
Teck Resources Ltd., Gtd. Notes, 144A(d)	8.000%		06/01/21		6,985	7,631,112
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(d)	6.000%		05/15/17		4,950	4,956,188

						44,493,366

Colombia — 0.1%
Pacific Exploration & Production Corp., Gtd. Notes, 144A(f)	7.250%		12/12/21		4,000	800,000

Dominican Republic — 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		1,405	1,545,781

France — 3.9%
3AB Optique Developpement SAS, Sr. Sec’d. Notes, RegS	5.625%		04/15/19	EUR	1,200	1,340,359
Cerba European Lab SAS, Sr. Sec’d. Notes, RegS (original cost $2,019,449; purchased 09/11/15)(b)(e)	7.000%		02/01/20	EUR	1,700	1,928,216
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A (original cost $3,151,130; purchased 06/10/16)(b)(e)	5.125%		06/15/21	EUR	2,800	3,218,179
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A(d)	3.948	%(a)	06/15/21	EUR	3,500	3,844,448
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, RegS	3.948	%(a)	06/15/21	EUR	500	549,207
Holding Medi-Partenaires SAS, Sr. Sec’d. Notes, RegS(d)	7.000%		05/15/20	EUR	3,000	3,453,515
HomeVi SAS, Sr. Sec’d. Notes, RegS(d)	6.875%		08/15/21	EUR	2,200	2,574,214
Picard Groupe SAS, Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	775	856,854
Rexel SA, Sr. Unsec’d. Notes, 144A	5.250%		06/15/20		450	464,625
SFR Group SA, Sr. Sec’d. Notes, 144A(d)	6.000%		05/15/22		2,000	2,050,640
THOM Europe SAS, Sr. Sec’d. Notes, 144A(d)	7.375%		07/15/19	EUR	3,300	3,816,763
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A	5.125%		08/01/22	EUR	2,000	2,303,090

						26,400,110

Germany — 2.9%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	3.000%		06/15/21	EUR	2,000	2,274,096
CeramTec Group GmbH, Gtd. Notes, RegS (original cost $1,750,118; purchased 02/24/16)(b)(e)	8.250%		08/15/21	EUR	1,500	1,745,431
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A(d)	2.750%		09/15/21	EUR	8,500	9,540,864
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	4.125%		09/15/21		2,675	2,738,531
Techem GmbH, Sr. Sec’d. Notes, RegS(d)	6.125%		10/01/19	EUR	3,000	3,400,296
ZF North America Capital, Inc., Gtd. Notes, 144A	4.000%		04/29/20		225	236,813

						19,936,031

India — 0.2%
HT Global IT Solutions Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000%		07/14/21		1,375	1,443,702

Indonesia — 0.2%
TBG Global Pte Ltd., Gtd. Notes, 144A	4.625%		04/03/18		800	808,960
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%		04/03/18		500	505,600

						1,314,560

Ireland — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%		01/31/19		950	967,812
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.750%		01/31/21		1,950	2,008,500
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	1,000	1,130,698
Smurfit Kappa Acquisitions, Gtd. Notes, 144A	4.875%		09/15/18		4,038	4,169,235

						8,276,245

Italy — 2.4%
GCL Holdings SCA, Sec’d. Notes, RegS	9.375%		04/15/18	EUR	1,400	1,575,279
Manutencoop Facility Management SpA, Sr. Sec’d. Notes, RegS	8.500%		08/01/20	EUR	900	1,012,679
Telecom Italia Capital SA, Gtd. Notes	6.999%		06/04/18		4,045	4,353,431
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	1,000	1,341,902
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	3.689	%(a)	07/15/20	EUR	2,000	2,203,743
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		5,600	5,838,000

						16,325,034

Jamaica — 0.3%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		500	442,500
Digicel Group Ltd., Sr. Unsec’d. Notes, RegS	8.250%		09/30/20		950	840,750
Digicel Ltd., Sr. Unsec’d. Notes, 144A	6.000%		04/15/21		400	357,880
Digicel Ltd., Sr. Unsec’d. Notes, RegS	6.000%		04/15/21		500	447,350

						2,088,480

Lebanon — 0.4%
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN, RegS	5.450%		11/28/19		805	793,054
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	6.100%		10/04/22		2,000	1,958,800

						2,751,854

Luxembourg — 4.8%
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		4,750	5,035,000
ArcelorMittal, Sr. Unsec’d. Notes	10.850%		06/01/19		2,230	2,670,425
ConvaTec Finance International SA, Gtd. Notes, PIK, 144A	8.250%		01/15/19		1,275	1,275,000
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875%		12/15/18	EUR	3,570	3,967,189
Coveris Holdings SA, Gtd. Notes, 144A (original cost $2,584,344; purchased 12/16/15-10/27/16)(b)(e)	7.875%		11/01/19		2,725	2,813,563
Galapagos SA, Sr. Sec’d. Notes, 144A (original cost $6,814,774; purchased 05/23/14)(b)(e)	4.448	%(a)	06/15/21	EUR	5,000	5,324,112
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		04/01/19		1,894	1,527,038
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		10/15/20		135	102,347
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(d)	7.375%		10/15/20	EUR	1,275	1,518,607

Interoute Finco PLC, Sr. Sec’d. Notes, RegS	7.375%		10/15/20	EUR	1,480	1,762,775
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750%		05/22/20		2,000	2,007,800
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	6.625%		10/15/21		750	784,725
Millicom International Cellular SA, Sr. Unsec’d. Notes, RegS	6.625%		10/15/21		1,500	1,569,450
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes, RegS	5.250%		06/15/21	EUR	1,000	1,107,360
Trionista TopCo GmbH, Sec’d. Notes, RegS	6.875%		04/30/21	EUR	1,000	1,155,936

						32,621,327

Mexico — 1.6%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(d)	9.375%		10/12/22		4,415	4,823,387
Cemex Finance LLC, Sr. Sec’d. Notes, RegS(d)	9.375%		10/12/22		4,195	4,583,038
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A	5.500%		02/28/23		1,000	1,038,250

						10,444,675

Netherlands — 3.1%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(b)(d)(e)	7.500%		06/15/19	EUR	2,000	2,279,510
InterXion Holding NV, Sr. Sec’d. Notes, RegS(d)	6.000%		07/15/20	EUR	2,500	2,867,885
Lincoln Finance Ltd., Sr. Sec’d. Notes, 144A	6.875%		04/15/21	EUR	1,875	2,236,127
NXP BV/NXP Funding LLC, Gtd. Notes, 144A	3.750%		06/01/18		100	103,000
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(d)	4.125%		06/15/20		3,375	3,560,625
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(d)	4.125%		06/01/21		3,215	3,432,013
NXP BV/NXP Funding LLC, Sr. Unsec’d. Notes, 144A(d)	3.875%		09/01/22		3,325	3,516,188
UPCB Finance VI Ltd., Sr. Sec’d. Notes, 144A	6.875%		01/15/22		3,200	3,328,000

						21,323,348

New Zealand — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%		08/15/19		569	583,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%		10/15/20		2,034	2,087,454

						2,670,679

Norway — 0.7%
Lock AS, Sr. Sec’d. Notes, RegS	5.500	%(a)	08/15/20	EUR	500	549,152
Lock AS, Sr. Sec’d. Notes, RegS	7.000%		08/15/21	EUR	2,000	2,282,430
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	1,700	1,958,000

						4,789,582

Poland — 0.4%
Play Finance 2 SA, Sr. Sec’d. Notes, RegS	5.250%		02/01/19	EUR	2,550	2,869,257

Russia — 3.4%
Eurochem Global Investments DAC, Sr. Sec’d. Notes, 144A	3.800%		04/12/20		2,000	1,985,000
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.500%		04/22/20		1,000	1,027,490
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		3,500	3,593,961
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	3.600%		02/26/21	EUR	2,000	2,294,528
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	4.950%		07/19/22		645	662,316
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	6.510%		03/07/22		1,470	1,610,829

Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.500%		01/16/19		1,400	1,426,754
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	5.400%		03/24/17		1,000	1,010,676
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, RegS	5.717%		06/16/21		500	533,059
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	4.450%		03/19/18		1,500	1,531,494
United Group BV, Sr. Sec’d. Notes, 144A(d)	7.875%		11/15/20	EUR	2,500	2,861,024
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		2,200	2,388,654
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		2,175	2,361,511

						23,287,296

Spain — 1.0%
Grupo Antolin Dutch BV, Sr. Sec’d. Notes, RegS(d)	4.750%		04/01/21	EUR	3,000	3,408,529
NH Hotel Group SA, Sr. Sec’d. Notes, RegS (original cost $3,577,087; purchased 01/11/16)(b)(d)(e)	6.875%		11/15/19	EUR	3,000	3,599,539

						7,008,068

Sweden — 0.1%
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000%		11/01/22	EUR	500	596,904

Turkey — 0.2%
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125%		03/25/22		1,500	1,549,293

United Kingdom — 7.3%
Alliance Automotive Finance PLC, Sr. Sec’d. Notes, RegS	6.250%		12/01/21	EUR	400	467,753
Anglian Water Osprey Financing PLC, Sr. Sec’d. Notes, EMTN, RegS	7.000%		01/31/18	GBP	2,000	2,619,371
Bakkavor Finance 2 PLC, Sr. Sec’d. Notes, RegS(d)	8.750%		06/15/20	GBP	2,000	2,607,131
Boparan Finance PLC, Sr. Sec’d. Notes, RegS	5.500%		07/15/21	GBP	1,800	2,010,429
Case New Holland Industrial, Inc., Gtd. Notes(d)	7.875%		12/01/17		2,000	2,117,500
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes(d)	4.500%		04/15/20		1,275	1,306,875
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS	8.875%		09/01/18	GBP	368	460,772
Grainger PLC, Sr. Sec’d. Notes, RegS	5.000%		12/16/20	GBP	4,565	6,131,144
Heathrow Finance PLC, Sr. Sec’d. Notes, EMTN, RegS	5.375%		09/01/19	GBP	700	931,454
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	4.651	%(a)	07/15/20	GBP	1,074	1,235,707
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A	4.698	%(a)	03/31/20	EUR	1,556	1,711,510
Inovyn Finance PLC, Sr. Sec’d. Notes, 144A	6.250%		05/15/21	EUR	600	689,452
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(d)	4.250%		11/15/19		1,850	1,914,750
Jerrold Finco PLC, 144A	6.250%		09/15/21	GBP	1,850	2,241,765
Kelda Finance No 3 PLC, Sr. Sec’d. Notes, RegS(d)	5.750%		02/17/20	GBP	1,370	1,834,514
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS	6.750%		02/01/20	GBP	2,400	3,031,910
Moy Park BondCo PLC, Gtd. Notes, RegS	6.250%		05/29/21	GBP	1,615	2,036,071
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A(d)	5.750%		04/15/19	GBP	3,000	3,761,980
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500%		01/15/21	GBP	1,500	2,010,429
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, RegS	6.000%		04/15/21	GBP	1,130	1,445,878
Viridian Group FundCo II Ltd., Sr. Sec’d. Notes, RegS	7.500%		03/01/20	EUR	2,750	3,199,956
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS(d)	6.500%		08/01/18	GBP	2,030	2,496,160

William Hill PLC, Gtd. Notes, RegS(d)	4.250%	06/05/20	GBP	2,500	3,196,184

					49,458,695

TOTAL FOREIGN BONDS (cost $336,161,437)					321,179,835

TOTAL LONG-TERM INVESTMENTS (cost $967,701,903)					950,952,187

			Shares
SHORT-TERM INVESTMENT
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,190)(g)				5,190	5,190

TOTAL INVESTMENTS — 139.7% (cost $967,707,093)(h)					950,957,377
Liabilities in excess of other assets(i) — (39.7)%					(270,377,627)

NET ASSETS — 100.0%					$680,579,750

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company
OTC	Over-the-counter
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,006,882 and 1.6% of net assets.
(d)	Represents security, or portion thereof, with an aggregate value of $577,974,860 segregated as collateral for amount of $285,000,000 borrowed and outstanding as of October 31, 2016.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $100,779,278. The aggregate value of $97,758,059 is approximately 14.4% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(h)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$980,908,623

Appreciation	12,159,923
Depreciation	(42,111,169)

Net Unrealized Depreciation	$(29,951,246)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/02/16	Citigroup Global Markets	GBP	977	$1,186,563	$1,196,381	$9,818
Expiring 11/02/16	Goldman Sachs & Co.	GBP	38,745	47,365,609	47,423,927	58,318
Expiring 11/02/16	Goldman Sachs & Co.	GBP	4,053	4,952,135	4,960,911	8,776
Euro,
Expiring 11/02/16	Bank of America	EUR	13,959	15,259,551	15,323,414	63,863
Expiring 11/02/16	Barclays Capital Group	EUR	13,959	15,241,460	15,323,414	81,954
Expiring 11/02/16	Citigroup Global Markets	EUR	13,959	15,248,384	15,323,414	75,030
Expiring 11/02/16	Citigroup Global Markets	EUR	13,959	15,248,384	15,323,414	75,030
Expiring 11/02/16	Goldman Sachs & Co.	EUR	13,959	15,256,899	15,323,414	66,515
Expiring 11/02/16	Goldman Sachs & Co.	EUR	422	466,503	462,728	(3,775)
Expiring 11/02/16	Hong Kong & Shanghai Bank	EUR	13,959	15,262,203	15,323,414	61,211
Expiring 11/02/16	JPMorgan Chase	EUR	13,959	15,255,293	15,323,414	68,121
Expiring 11/02/16	Morgan Stanley	EUR	13,959	15,250,268	15,323,414	73,146
Expiring 11/02/16	UBS AG	EUR	13,959	15,237,007	15,323,414	86,407
Expiring 12/02/16	Bank of America	EUR	365	398,853	401,352	2,499

				$191,629,112	$192,356,025	726,913

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/02/16	Goldman Sachs & Co.	GBP	43,775	$56,890,406	$53,581,219	$3,309,187
Expiring 12/02/16	Goldman Sachs & Co.	GBP	38,745	47,391,567	47,454,404	(62,837)
Euro,
Expiring 11/02/16	Bank of America	EUR	13,816	15,511,568	15,166,719	344,849
Expiring 11/02/16	Barclays Capital Group	EUR	13,816	15,450,846	15,166,719	284,127
Expiring 11/02/16	Citigroup Global Markets	EUR	13,816	15,496,509	15,166,719	329,790
Expiring 11/02/16	Deutsche Bank AG	EUR	13,816	15,496,066	15,166,719	329,347
Expiring 11/02/16	Goldman Sachs & Co.	EUR	13,816	15,496,578	15,166,719	329,859
Expiring 11/02/16	Goldman Sachs & Co.	EUR	1,301	1,431,314	1,428,393	2,921
Expiring 11/02/16	Hong Kong & Shanghai Bank	EUR	13,816	15,495,196	15,166,719	328,477
Expiring 11/02/16	JPMorgan Chase	EUR	13,816	15,496,301	15,166,719	329,582
Expiring 11/02/16	JPMorgan Chase	EUR	405	452,116	444,591	7,525

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro, (cont’d.)
Expiring 11/02/16	Morgan Stanley	EUR	13,816	$15,495,610	$15,166,719	$328,891
Expiring 11/02/16	UBS AG	EUR	13,816	15,496,094	15,166,719	329,375
Expiring 12/02/16	Bank of America	EUR	13,959	15,277,418	15,343,550	(66,132)
Expiring 12/02/16	Barclays Capital Group	EUR	13,959	15,260,025	15,343,550	(83,525)
Expiring 12/02/16	Citigroup Global Markets	EUR	13,959	15,267,228	15,343,550	(76,322)
Expiring 12/02/16	Citigroup Global Markets	EUR	13,959	15,267,228	15,343,550	(76,322)
Expiring 12/02/16	Goldman Sachs & Co.	EUR	13,959	15,275,603	15,343,550	(67,947)
Expiring 12/02/16	Hong Kong & Shanghai Bank	EUR	13,959	15,280,489	15,343,550	(63,061)
Expiring 12/02/16	JPMorgan Chase	EUR	13,959	15,273,789	15,343,550	(69,761)
Expiring 12/02/16	Morgan Stanley	EUR	13,959	15,268,486	15,343,550	(75,064)
Expiring 12/02/16	UBS AG	EUR	13,959	15,255,642	15,343,550	(87,908)

				$383,026,079	$377,501,028	5,525,051

						$6,251,964

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$63,910,768	$11,006,882
Corporate Bonds	—	554,854,702	—
Foreign Bonds
Argentina	—	10,717,633	—
Australia	—	2,569,168	—
Barbados	—	4,601,000	—
Brazil	—	21,297,747	—
Canada	—	44,493,366	—
Colombia	—	800,000	—
Dominican Republic	—	1,545,781	—
France	—	26,400,110	—
Germany	—	19,936,031	—
India	—	1,443,702	—
Indonesia	—	1,314,560	—
Ireland	—	8,276,245	—
Italy	—	16,325,034	—
Jamaica	—	2,088,480	—
Lebanon	—	2,751,854	—
Luxembourg	—	32,621,327	—
Mexico	—	10,444,675	—
Netherlands	—	21,323,348	—
New Zealand	—	2,670,679	—
Norway	—	4,789,582	—
Poland	—	2,869,257	—
Russia	—	23,287,296	—
Spain	—	7,008,068	—
Sweden	—	596,904	—
Turkey	—	1,549,293	—
United Kingdom	—	49,458,695	—

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$5,190	$—	$—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	6,251,964	—

Total	$5,190	$946,197,269	$11,006,882

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 7/31/16	$2,135,000
Realized gain (loss)	5,835
Change in unrealized appreciation (depreciation)**	(27,979)
Purchases	9,374,600
Sales	(482,143)
Accrued discount/premium	1,569
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 10/31/16	$11,006,882

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(27,979) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$11,006,882	Market Approach	Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of October 31, 2016 categorized by risk exposure:

Derivative Fair Value at 10/31/16
Foreign exchange contracts	$6,251,964

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2016

*	Print the name and title of each signing officer under his or her signature.